SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts Receivable (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($) customer	Dec. 31, 2025 USD ($) customer	Dec. 31, 2024 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Payment term	30 days	30 days
Allowance for credit losses | $	$ 232,206	$ 203,960	$ 173,267
Customers representing 10% or more | Accounts receivable
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of customers representing significant concentration | customer	2	1
Customers representing 10% or more | Accounts receivable | Customer B
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of accounts receivable			19.00%
Customers representing 10% or more | Accounts receivable | One Customers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of accounts receivable		12.00%
Customers representing 10% or more | Accounts receivable | Two customers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of accounts receivable	25.00%